Risk Management (Details 13) - Liquidity Risk [Member]	Dec. 31, 2019	Dec. 31, 2018
30 Days Foreign Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentages of exposure to liquidity risk	0.00%	0.00%
30 Days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentages of exposure to liquidity risk	63.00%	(20.00%)
90 Days [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentages of exposure to liquidity risk	79.00%	(37.00%)